Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital

	December 31, 2022	December 31, 2021
	£	£
Issued and fully paid share capital
122,963,545 (2021: 120,886,527) Ordinary shares of £0.0005 each	61,482	60,443
nil (2021: 324,121) Deferred shares of £0.01 each	—	3,241
	61,482	63,684
Shares authorised and issued (number)

	December 31, 2021	Exercise of share-based payment awards	Cancellation of deferred shares	December 31, 2022
Ordinary shares	120,886,527	2,077,018	—	122,963,545
Deferred shares	324,121	—	(324,121)	—
	121,210,648	2,077,018	(324,121)	122,963,545

Disclosure of movements in share capital

£
Issued and fully paid share capital as at January 1, 2021	230
Issue of shares as a result of share based payment award exercises/releases during the period	229
Series C1 funding round	17
Series D1 funding round	64
Share for share exchange	630,475
Bonus issue	217,380,650
Share capital reduction	(217,380,650)
Nominal value reduction	(580,327)
Issue of shares on acquisition of subsidiary	1,396
New share capital issued on consummation of the Group’s IPO	11,600
Issued and fully paid share capital as at December 31, 2021	63,684

Issue of shares as a result of share based payment award exercises/releases during the period	1,039
Cancellation of deferred shares	(3,241)
Issued and fully paid share capital as at December 31, 2022	61,482